Subsequent Events	12 Months Ended
Sep. 30, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

22. SUBSEQUENT EVENTS

Amendments to Material Agreements

As previously disclosed on a Report of Foreign private Issuer on Form 6-K furnished to the Securities and Exchange Commission on July 18, 2025, the Company entered into a securities purchase agreement (the “Purchase Agreement”) with an accredited investor (the “Investor”). Pursuant to the Purchase Agreement, the Company agreed to sell, and the Investor agreed to purchase, a new series of senior unsecured convertible notes of the Company, in the aggregate original principal amount of up to $30,000,000. The transactions contemplated under the Purchase Agreement (the “Transactions”) closed on July 17, 2025 (“Closing”). Upon Closing, the Company issued a senior unsecured convertible note in the principal amount of $3,500,000 (the “Initial Note”). In connection with the Transactions, the Company and the Investor also entered on the same date into a registration rights agreement (the “Registration Rights Agreement”).

On October 6, 2025, the Company and the Investor entered into a First Amendment to the Initial Note (the “Amendment to the Note”) and into a First Amendment to the Registration Rights Agreement (the “Amendment to the Registration Rights Agreement”).

The Amendment to the Note, among other things, (i) removed the sections and terms in the Initial Note under which the Floor Price, as defined in the Initial Note, could have been adjusted to an “Adjusted Floor Price”, as was defined in the Initial Note, and (ii) Changed the “Alternate Conversion Price” definition such that the Alternate Conversion Price will be defined as the lower of (i) the applicable Conversion Price then in effect and (ii) the greater of (x) the Floor Price then in effect and (y) 90% of the lowest VWAP of the Ordinary Shares during the ten (10) consecutive Trading Day period ending and including the Trading Day immediately preceding the delivery or deemed delivery of the applicable Conversion Notice.

The Amendment to the Registration Rights Agreement, among other things, (i) extended the deadline for effectiveness of the Initial Registration Statement, as defined in the Registration Rights Agreement, to 120 calendar days after the Closing and (ii) removed the option that the Required Registration Amount, as was defined in the Registration Rights Agreement, will be calculated using the Adjusted Floor Price, as was defined in the Initial Note.

The foregoing description of the Amendment to the Note and the Amendment to the Registration Rights Agreement is not complete and is qualified in its entirety by reference to the text of such documents, which are filed as Exhibit 10.1 and 10.2 hereto and which is incorporated herein by reference

Entry into Securities Purchase Agreement

On November 24, 2025, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with an investor (the “Purchaser”), pursuant to which the Company agreed to issue and sell in a private placement offering (the “Private Placement”) an aggregate of 689,655 Class A ordinary shares (the “Shares”), par value $0.0025 per share, at a purchase price per share of $1.45, for gross proceeds of approximately $1,000,000, of which proceeds will be used for working capital and other general corporate purposes. The Private Placement closed on December 3, 2025.

Launched the layout of new business and entered into an intellectual property license agreement for Bluetooth headsets

On December 23, 2025, the Company has entered into a headset intellectual property license agreement with a Hong Kong-based trading company, pursuant to which the Company grants to the latter a license to its software copyrights in Bluetooth headset audio technology and relevant trademarks. The licensee shall manufacture and sell headsets under the Company’s brand and pay an intellectual property royalty of US$10 per unit of headset sold. The term of the cooperation was two years.

The Group has evaluated subsequent events through the date these consolidated financial statements are issued on January 30, 2026. The Group did not identify any subsequent events with a material financial impact on the Group’s consolidated financial statements.